                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       GBU Inc.
Address:    70 East 55th Street - 12th Floor
            New York, New York 10022

13F File Number:   28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gerald B. Unterman
Title:      President
Phone:      (212) 753-0700
Signature, Place, and Date of Signing:


  /s/Gerald B. Unterman            New York, New York           August 7, 2000

Report Type   (Check only one):

[ X ]                13F HOLDINGS REPORT
[   ]                13F NOTICE
[   ]                13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:         $457,660

List of Other Included Managers:                None

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------
NAME OF             TITLE OF             CUSIP             VALUE             SHARES/           SH/PRN            PUT/
ISSUER              CLASS                                  (x$1000)          PRN AMT                             CALL


------------------------------------------------------------------------------------------------------------------------
Advanced            COM                  00754U101         38,817            2,654,164         SH
Radio
Telecom
------------------------------------------------------------------------------------------------------------------------
AT&T                COM LIB              001957208         1,953             80,730            SH
Corp.               GRP A
------------------------------------------------------------------------------------------------------------------------
Calif.Fed           2nd CONT.            130209703         424               646,674
Bank FSB            LITIG.
------------------------------------------------------------------------------------------------------------------------
Calif. Fed.         CONT. LITIG.         130209604         526               350,751
Bank FSB            REC.
------------------------------------------------------------------------------------------------------------------------
Cell                COM                  15114R101         38,944            1,716,885         SH
Pathways
Inc.
------------------------------------------------------------------------------------------------------------------------
Cendant             COM                  151313103         36,975            2,550,000         SH
Corp.
------------------------------------------------------------------------------------------------------------------------
Cendant             RT PUR PRIDES        151313111         4,018             476,155           RT
Corp.
------------------------------------------------------------------------------------------------------------------------
Citrix Sys          SD CV ZRO            177376AA8         1,794             5,000,000         PRN
Inc.                144A19
------------------------------------------------------------------------------------------------------------------------
Danaher             COM                  235851102         46,387            938,300           SH
Corp.
------------------------------------------------------------------------------------------------------------------------
Global              PFD CV               G3921A126         3,053             39,200            SH
Crossing            6.375%
Ltd.
------------------------------------------------------------------------------------------------------------------------
Golden              WT EX                381197136         1,548             1,375,642         WT
State               000000
Bancorp
------------------------------------------------------------------------------------------------------------------------
Kerr McGee          SB DB CV             492386AP2         1,151             1,000,000         PRN
Corp.               5.25% 10
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NAME OF                        INVSTMT           OTHER             VOTING            VOTING            VOTING
ISSUER                         DSCRETN           MANAGERS          AUTHORITY         AUTHORITY         AUTHORITY

                                                                    SOLE             SHARED            NONE
------------------------------------------------------------------------------------------------------------------
Advanced                       SOLE                                2,654,164         0                 0
Radio
Telecom
------------------------------------------------------------------------------------------------------------------
AT&T                           SOLE                                80,730            0                 0
Corp.
------------------------------------------------------------------------------------------------------------------
Calif.Fed                      SOLE                                0                 0                 0
Bank FSB
------------------------------------------------------------------------------------------------------------------
Calif. Fed.                    SOLE                                0                 0                 0
Bank FSB
------------------------------------------------------------------------------------------------------------------
Cell                           SOLE                                1,716,885         0                 0
Pathways
Inc.
------------------------------------------------------------------------------------------------------------------
Cendant                        SOLE                                2,550,000         0                 0
Corp.
------------------------------------------------------------------------------------------------------------------
Cendant                        SOLE                                0                 0                 0
Corp.
------------------------------------------------------------------------------------------------------------------
Citrix Sys                     SOLE                                0                 0                 0
Inc.
------------------------------------------------------------------------------------------------------------------
Danaher                        SOLE                                938,300           0                 0
Corp.
------------------------------------------------------------------------------------------------------------------
Global                         SOLE                                39,200            0                 0
Crossing
Ltd.
------------------------------------------------------------------------------------------------------------------
Golden                         SOLE                                0                 0                 0
State
Bancorp
------------------------------------------------------------------------------------------------------------------
Kerr McGee                     SOLE                                0                 0                 0
Corp.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Kmart Fing          PFD TR CV            498778208         946               25,975            SH
                    7.75%
------------------------------------------------------------------------------------------------------------------
MCI                 COM                  55268B106         3,208             70,500            SH
Worldcom
Inc.
------------------------------------------------------------------------------------------------------------------
National            CAP UTS              632525309         34                1,190             SH
Australia           EXCHBL
Bank Ltd.
------------------------------------------------------------------------------------------------------------------
Nextel              CLA                  65332V103         122,258           2,069,972         SH
Commun.
Inc.
------------------------------------------------------------------------------------------------------------------
PSI Net Inc.        PFD CV 6.75          74437C309         1,823             37,300            SH
------------------------------------------------------------------------------------------------------------------
Qwest               COM                  749121109         2,037             41,000            SH
Commun.
Inc.
------------------------------------------------------------------------------------------------------------------
Royal               PFD CONV             V7780T103         462               24,999            SH
Caribbean
Cruises
------------------------------------------------------------------------------------------------------------------
Sovereign           COM                  845905108         10,675            1,525,000         SH
Bancorp. Inc.
------------------------------------------------------------------------------------------------------------------
Stmicro-            SB LYON              861012AB8         2,866             1,665,000         PRN
electronics         Zero 09
------------------------------------------------------------------------------------------------------------------
WinStar             COM                  975515107         137,761           4,051,783         SH
Commun.
Inc.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Kmart Fing                           SOLE                                25,975            0                 0

------------------------------------------------------------------------------------------------------------------------
MCI                                  SOLE                                70,500            0                 0
Worldcom
Inc.
------------------------------------------------------------------------------------------------------------------------
National                             SOLE                                1,190             0                 0
Australia
Bank Ltd.
------------------------------------------------------------------------------------------------------------------------
Nextel                               SOLE                                2,069,972         0                 0
Commun.
Inc.
------------------------------------------------------------------------------------------------------------------------
PSI Net Inc.                         SOLE                                37,300            0                 0
------------------------------------------------------------------------------------------------------------------------
Qwest                                SOLE                                41,000            0                 0
Commun.
Inc.
------------------------------------------------------------------------------------------------------------------------
Royal                                SOLE                                24,999            0                 0
Caribbean
Cruises
------------------------------------------------------------------------------------------------------------------------
Sovereign                            SOLE                                1,525,000         0                 0
Bancorp. Inc.
------------------------------------------------------------------------------------------------------------------------
Stmicro-                             SOLE                                0                 0                 0
electronics
------------------------------------------------------------------------------------------------------------------------
WinStar                              SOLE                                4,051,783         0                 0
Commun.
Inc.
------------------------------------------------------------------------------------------------------------------------